INCOME STATEMENT DETAILS (Schedule of Employee Benefit Expense) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Wages and salaries including social benefits, social security costs, pension costs and car rent and maintenance before capitalization	₪ 543	₪ 503	₪ 537
Less: expenses capitalized (notes 10, 11)	(92)	(77)	(65)
Service costs: defined benefit plan (note 16(2))	11	15	17
Service costs: defined contribution plan (note 16(1))	20	17	14
Employee share based compensation expenses (note 21(b))	15	20	45
Employee benefits expense	₪ 497	₪ 478	₪ 548